NOTE PAYABLE AND CONVERTIBLE NOTES	12 Months Ended
Jun. 30, 2026
Note Payable And Convertible Notes
NOTE PAYABLE AND CONVERTIBLE NOTES

NOTE 6 – NOTE PAYABLE AND CONVERTIBLE NOTES

The Company’s promissory notes outstanding were as follows:

	June 30, 2026	June 30, 2025
Principal amounts of notes payable	$-	$589,277
Unamortized discounts	-	(45,965)
Notes payable, net	$-	$543,312

Promissory Notes

On August 15, 2023, the Company issued to an institutional investor (the “August 2023 Lender”) a 10% original issue discount promissory note (the “Promissory Note”) in consideration for $120,000, which has a principal face amount of $132,000, matured on November 15, 2023 and accrued interest at a rate of 10% per annum, and was increased to 18% due to the event of a default. The Company had the right to prepay the principal and accrued but unpaid interest due under the Promissory Note, together with any other amounts that the Company may owe the August 2023 Lender under the terms of the Promissory Note, on or before September 14, 2023 at a 110% premium of the face amount plus accrued and unpaid interest and any other amounts owed to the August 2023 Lender, which increases to (i) 120% if prepaid after such date, but on or before October 14, 2023, and (ii) 130% if prepaid after October 14, 2023 (including on the maturity date), unless the Company and the Lender agree to otherwise effect repayment. The Promissory Note contains certain customary events of default set forth in the Promissory Note, including, among others, breach of covenants, representations or warranties, insolvency, bankruptcy, liquidation and failure by the Company to pay the principal and interest due under the Promissory Note. On May 7, 2024, the August 2023 Lender notified the Company that the 130% default repayment plus interest will be waived and shall extend the maturity of the Promissory Note to September 30, 2024.

Effective May 7, 2025, the Company entered into a Maturity Extension Agreement with the August 2023 Lender whereby the August 2023 Lender agreed to extend the maturity date of the promissory note dated August 15, 2023, which was amended on May 7, 2024 (the “Old Note”) to June 15, 2025 and increasing the principal amount by a default penalty of $39,600 and adding accrued interest of $30,805 into the principal amount thereby increasing the current principal amount to $202,405. All other terms of the Old Note shall remain unchanged and in full force and effect. As of June 30, 2025, the Promissory Note was in default.

On May 7, 2025, the Company entered into a promissory note agreement with an institutional investor, pursuant to which the investor agreed to purchase a promissory note from the Company in the aggregate principal amount of $90,000, for a purchase price of $75,000. Such note is a non-convertible note. The maturity date of the note was on June 15, 2025 and bears interest at a rate of 10% per annum and default interest rate of 18% per annum. Repayment of the note may occur as follows: (a) if the Company repaid this note on or before June 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after June 7, 2025 and on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. As of June 30, 2025, the promissory note was in default.

On June 2, 2025, the Company entered into a promissory note agreement with an institutional investor, pursuant to which the investor agreed to purchase a promissory note from the Company in the aggregate principal amount of $60,000, for a purchase price of $50,000. Such note is a non-convertible note. The maturity date of the note is on July 15, 2025 and bears interest at a rate of 10% per annum and default interest rate of 18% per annum. Repayment of the note may occur as follows: (a) if the Company repaid this note on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after July 7, 2025 and on or before August 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.

On July 18, 2025, the Company entered into a promissory note agreement with an investor, pursuant to which the investor agreed to purchase a promissory note from the Company in the aggregate principal amount of $82,500, for a purchase price of $75,000. Such note was a non-convertible note. The Company used the net proceeds therefrom for general working capital purposes. The maturity date of the note was September 15, 2025 and bore interest at a rate of 10% per annum and default interest rate of 18% per annum. Repayment of the note may occur as follows: (a) if the Company repaid this note on or before August 18, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after August 18, 2025 and on or before September 18, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.

On August 19, 2025, the Company fully repaid the total principal for all the above mentioned promissory notes amounting $434,905 including total accrued interest, default and prepayment penalty of $35,076.

As of June 30, 2026 and 2025, the total principal outstanding under these notes was $0 and $352,405, respectively, and remaining debt discount of $0 and $3,488 as of June 30, 2026 and 2025, respectively, as reflected in the accompanying consolidated balance sheet as notes payable, net of discount. Accrued interest from these notes amounted to $0 and $5,718 as of June 30, 2026 and 2025, respectively. Amortization of debt discount from these notes for the years ended 2026 and 2025 was $3,488 and $21,512, respectively.

1800 Diagonal Lending Promissory Notes

On May 24, 2024, the Company entered into a 15% promissory note in the amount of $49,200 less original issue discount of $8,200 and legal and financing costs of $6,000 for net proceeds of $35,000 with 1800 Diagonal Lending, LLC. The principal and accrued interest was payable on or before March 30, 2025. Any amount of principal or interest on this note which was not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same was paid. Accrued, unpaid interest and outstanding principal, subject to adjustment, were to be paid on November 30, 2024 in the amount of $28,290 and 4 payments each in the amount of $7,072.50 (a total payback to the Holder of $56,580). The first payment of $7,072.50 was due on December 30, 2024 with 3 subsequent payments each month thereafter. The Company had a five (5) day grace period with respect to each payment. In November 2024, the Company fully paid the principal of $49,200 and accrued interest of $5,683.

On June 10, 2024, the Company entered a 15% promissory note in the amount of $49,200 less original issue discount of $8,200 and legal and financing costs of $6,000 for net proceeds of $35,000 with 1800 Diagonal Lending, LLC. The principal and accrued interest was payable on or before April 15, 2025. Any amount of principal or interest on this note which was not paid when due shall bear interest at the rate of twenty-two percent (22%) per annum from the due date thereof until the same was paid. Accrued unpaid interest and outstanding principal, subject to adjustment, were to be paid on December 15, 2024 in the amount of $28,290 and 4 payments each in the amount of $7,073 (a total payback to the Holder of $56,580). The first payment of $7,073 was due on January 15, 2025, with 3 subsequent payments each month thereafter. The Company had a five (5) day grace period with respect to each payment. In November 2024, the Company fully paid the principal of $49,200 and accrued interest of $5,683.

On January 31, 2025, the Company entered into and closed a securities purchase agreement 1800 Diagonal (the “Investor”), pursuant to which the Investor agreed to purchase a convertible promissory note from the Company in the aggregate principal amount of $65,000, for a purchase price of $56,000. The Company used the net proceeds therefrom for general working capital purposes. The maturity date of the note was November 30, 2025 and the note bore a one-time interest charge of fifteen percent that was applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, were to be paid in five (5) payments, with the first on July 30, 2025 for $37,375, and the other four payments of $9,344 on August 30, 2025, September 30, 2025, October 30, 2025 and November 30, 2025 (a total payback to the Holder of $74,750). The Company had a five (5) day grace period with respect to each payment. In July 2025 and August 2025, the Company fully paid the principal of $65,000 including interest of $9,750.

On March 25, 2025, the Company entered into and closed a securities purchase agreement 1800 Diagonal (the “Investor”), pursuant to which the Investor agreed to purchase a convertible promissory note from the Company in the aggregate principal amount of $79,200, for a purchase price of $67,000. The Company used the net proceeds therefrom for general working capital purposes. The maturity date of the note was January 30, 2026 and the note bore a one-time interest charge of fifteen percent that were to be applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, were to be paid in five (5) payments, with the first on September 30, 2025 for $45,540, and the other four payments of $11,385 on October 30, 2025, November 30, 2025, December 30, 2025 and January 30, 2026 (a total payback to the Holder of $91,080). The Company had a five (5) day grace period with respect to each payment. In August 2025, the Company fully paid the principal of $79,200 including interest of $11,880.

On June 13, 2025, the Company entered into a 15% promissory note in the aggregate principal amount of $67,860, for a purchase price of $58,000. This note contained original issue discount of $8,000 and legal and financing costs of $9,860 for net proceeds of $50,000 with 1800 Diagonal Lending, LLC. The maturity date of the note was April 15, 2026 and the note bore a one-time interest charge of fifteen percent that were to be applied on the issuance date. Accrued, unpaid interest and outstanding principal, subject to adjustment, were to be paid in five (5) payments, with the first on December 15, 2025 for $39,020, and the other four payments on January 15, 2026, February 15, 2026, March 15, 2026 and April 15, 2026, each for $ 9,755 (a total payback to the Holder of $78,039). The Company had a five (5) day grace period with respect to each payment. In August 2025, the Company fully paid the principal of $67,860 including interest of $10,179.

The Company had the right to accelerate payments or prepay in full at any time with no prepayment penalty. At any time following an event of default, the noteholder had the right, to convert all or any part of the outstanding and unpaid amount of these notes into shares of common stock. The conversion price of the above notes was 65% multiplied by the lowest trading price for the common stock during the 10 trading days prior to the conversion date (representing a discount rate of 35%) subject to a 4.99% beneficial ownership limitations. Upon the occurrence of any event of defaults, these notes shall be immediately due and payable in an amount equal to 150% default percentage multiplied by the sum of the outstanding principal balances plus accrued interest and default interest.

Between July 2025 and August 2025, the Company fully repaid the total principal amount of $212,060 including accrued interest for the above 1800 Diagonal Lending promissory notes.

As of June 30, 2026 and 2025 the total balance of these 1800 Diagonal Lending promissory notes amounted to $0 and $212,060, respectively and accrued interest of $0 and $7,638, respectively.

Red Road Holdings Promissory Note

On December 4, 2024, the Company entered into a 15% promissory note in the amount of $49,200 less original issue discount of $8,200 and legal and financing costs of $6,000 for net proceeds of $35,000 with Red Road Holdings. The principal and accrued interest was payable on or before October 15, 2025. Any amount of principal or interest on this note which was not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same was paid. Accrued interest and outstanding principal, subject to adjustment, was paid on June 15, 2025 in the amount of $28,290 and 4 payments each in the amount of $7,072 (a total payback to the Holder of $56,580). The first payment of $7,072 was due on July 15, 2025 with 3 subsequent payments each month thereafter. The Company had a five (5) day grace period with respect to each payment.

The Company had the right to accelerate payments or prepay in full at any time with no prepayment penalty. At any time following an event of default, the noteholder had the right, to convert all or any part of the outstanding and unpaid amount of the note into shares of common stock. The conversion price of the note was equal to 65% multiplied by the lowest trading price for the common stock during the 10 trading days prior to the conversion date (representing a discount rate of 35%) subject to a 4.99% beneficial ownership limitations. Upon the occurrence of any event of defaults, the note was immediately due and payable in an amount equal to 150% default percentage multiplied by the sum of the outstanding principal balances plus accrued interest and default interest.

As of June 30, 2025, the total balance of principal and accrued interest of the Red Road Holdings promissory note amounted to $24,812 and $303, respectively, after the payment of the first installment of $28,290 in June 2025. As of June 30, 2026, the total balance of principal and accrued interest of the Red Road Holdings promissory note amounted to $0 after the full payment of the principal of $24,812 including interest of $3,478 in July 2025 and August 2025.

The total balance of the above promissory notes, net of unamortized discount of $45,965 was $543,312 at June 30, 2025. As of June 30, 2026 the total balance of the above promissory notes amounted to $0 and accrued interest of $0.

Convertible Notes

The Company’s convertible notes outstanding were as follows:

	June 30, 2026	June 30, 2025
Convertible notes and debenture	$-	$520,797
Unamortized discounts	-	(97,276)
Premium, net	-	114,400
Convertible notes, net	$-	$537,921

1800 Diagonal Lending (formerly known as Sixth Street Lending) Securities Purchase Agreements

July 22, 2025 Securities Purchase Agreement

On July 22, 2025, the Company entered into and closed a securities purchase agreement with 1800 Diagonal, pursuant to which the 1800 Diagonal agreed to purchase a convertible promissory note from the Company in the aggregate principal amount of $112,350, for a purchase price of $107,000. The Company used the net proceeds therefrom for general working capital purposes. The maturity date of the note was April 30, 2026, and bore interest at a rate of 10% per annum. Such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of 1800 Diagonal any time after 180 days from the date of issuance. This note contained debt issue costs of $7,000. The Company fully repaid this note in August 2025.

The following terms shall apply to the above 1800 Diagonal notes:

The 1800 Diagonal Note bore interest at a rate of 10% per annum, which interest may be paid by the Company to 1800 Diagonal in shares of the Company’s common stock; but was not payable until the 1800 Diagonal Note became payable, whether at the maturity date or upon acceleration or by prepayment.

During the first 60 to 180 days following the date of the note, the Company had the right to prepay the principal and accrued but unpaid interest due under all of the above notes, together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 120% to 125% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay such note.

The conversion prices for the above1800 Diagonal note was 75% (representing a 25% discount) of the market price which meant the average of the lowest ten trading prices of the common stock for the ten trading days immediately prior to the delivery of a notice of conversion. Notwithstanding the foregoing, 1800 Diagonal was restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by 1800 Diagonal and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock. The Company treated the convertible note as stock settled debt under ASC 480 and accordingly the Company recorded a total debt premium of $37,450 which was recorded during the year ended June 30, 2026.

The above note contained certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 22% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions. Failure to deliver shares of common stock upon conversion of the above 1800 Diagonal notes within three business days of notice of conversion will result in the Company paying a penalty of $1,000 per day, subject to certain exceptions.

Upon certain events of default, the above 1800 Diagonal notes will become immediately due and payable and the Company must pay 1800 Diagonal 150% of the then-outstanding principal amount of the above 1800 Diagonal note, plus any interest accrued upon such event of default or prior events of default (the “Default Amount”). Further, upon any event of default relating to the failure to issue shares of common stock upon the conversion of such notes, such note become immediately due and payable in an amount equal to twice the Default Amount.

The total principal amount outstanding under the above 1800 Diagonal financing agreements was $0 as of June 30, 2026 following the repayment in full of principal balance of $112,350 including accrued interest and prepayment penalty of $23,283. Accordingly, $37,450 of the put premium was recorded into gain on extinguishment of debt in respect to the 1800 Diagonal financing agreements during the year ended June 30, 2026 following repayment of the principal balance.

ONE44 Capital Securities Purchase Agreements

December 8, 2023 Securities Purchase Agreement

On December 8, 2023, the Company entered into a securities purchase agreement with ONE44, pursuant to which ONE44 purchased a convertible redeemable note (the “December 8, 2023 ONE44 Note”) from the Company in the aggregate principal amount of $150,000, such principal and the interest thereon are convertible into shares of the common stock at the option of ONE44 any time after the six-month anniversary of the December 8, 2023 ONE44 Note. The transaction contemplated by such purchase agreement closed on December 8, 2023. The December 8, 2023 One44 Note contains an original issue discount amount of $15,000. Pursuant to the terms of such purchase agreement, the Company paid $7,500 for ONE44’s legal fees. The Company used the net proceeds from the December 8, 2023 ONE44 Note for general working capital purposes. The maturity date of the December 8, 2023 One44 Note was December 8, 2024. The December 8, 2023 ONE44 Note bears interest at a rate of 10% per annum, which interest is payable in shares of common stock, but is not payable until the maturity date or upon acceleration or by prepayment of such note. The December 8, 2023 One44 Note along with accrued interest was fully converted in August 2025.

The following terms shall apply to the above ONE44 note:

During the first 60 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under the above note issued to ONE44, together with any other amounts that the Company may owe ONE44 under the terms of the note, at a premium ranging from 120% to 135% as defined in the relevant note. After this initial 180-day period, the Company does not have a right to prepay such note.

The conversion price for the above ONE44 note was 60% (representing a 40% discount) of the market price of the common stock, which was based on the lowest closing bid prices of the common stock between ten and fifteen trading days immediately prior to the delivery of a notice of conversion. Notwithstanding the foregoing, such note was subject to 4.99% beneficial ownership limitations. The above ONE44 note was treated as stock settled debt under ASC 480 and accordingly the Company recorded a total debt premium of $100,000 which was recorded during fiscal year 2024.

The above ONE44 notes contain certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 24% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions. In the event that the Company fails to deliver to ONE44 shares of common stock issuable upon conversion of principal or interest under a ONE44 note, it will incur a penalty of $250 per day the shares are not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty increases to $500 per day beginning on the 10th day. In the event that the Company loses the bid price of its common stock on OTC markets, such ONE44 note does not incur penalty and instead the outstanding principal amount increases by 20%.

The total principal amount outstanding under the above ONE44 financing agreements was $104,460 and accrued interest was $24,962 as of June 30, 2025 following conversion of $14,840 of the principal balance and $1,006 accrued interest during the year ended June 30, 2025. Accordingly, $9,893 of the put premium was released to additional paid in capital in respect to the ONE44 financing agreements during the year ended June 30, 2025 following conversion of the principal balance.

The total principal amount and accrued interest outstanding under the above ONE44 financing agreement was $0 as of June 30, 2026 following conversion of $104,460 of the principal balance and $17,715 accrued interest during the year ended June 30, 2026. Accordingly, $69,640 of the put premium was released to additional paid in capital in respect to the ONE44 financing following the conversion of the principal balance.

GS Capital Partners Securities Purchase Agreements

August 23, 2023 Securities Purchase Agreement

On August 23, 2023, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $77,500, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $5,000 original issue discount. Pursuant to the terms of the GS Purchase Agreement, the Company paid GS Capital’s legal fees of $2,500. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was February 23, 2024. The GS Capital Note bore an interest at a rate of 8% per annum and was increased to 24% due to the event of a default, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $60,000 per share, provided that the fixed price will be reduced to $30,000 per share in the event that the market price of the Common Stock trades below $45,000 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price was equal to the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The August 23, 2023 GS Capital Note along with accrued interest was fully converted in July 2024.

October 12, 2023 Securities Purchase Agreement

On October 12, 2023, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $61,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $3,500 original issue discount. Pursuant to the terms of the GS Purchase Agreement, the Company paid GS Capital’s legal fees of $2,500. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was April 12, 2024 and was in default. The GS Capital Note bore interest at a rate of 8% per annum and was increased to 24% due to the event of a default, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $22,500 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $15,000 per share in the event that the market price of the Common Stock trades below $11,250 per share for ten consecutive trading days. In the event of a default under the Note and unless the Fixed Price was lower, such conversion price was equal to the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The October 12, 2023 GS Capital Note along with accrued interest was fully converted in August 2025.

April 12, 2024 Securities Purchase Agreement

On April 12, 2024, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $27,500, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $2,500 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was October 12, 2024 and was in default. The GS Capital Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $2,550 per share, provided that the fixed price will be reduced to $1,500 per share in the event that the market price of the Common Stock trades below $2,100 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price was equal to the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The April 12, 2024 GS Capital Note along with accrued interest was fully converted in August 2025.

August 2, 2024 Securities Purchase Agreement

On August 2, 2024, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $33,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $3,000 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was February 2, 2025 and was in default. The GS Capital Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $2,550 per share, provided that the fixed price will be reduced to $1,500 per share in the event that the market price of the Common Stock trades below $2,100 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price was equal to the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The August 2, 2024 GS Capital Note was fully repaid in August 2025 along with accrued interest of $2,748.

September 20, 2024 Securities Purchase Agreement

On September 20, 2024, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $33,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $3,000 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was March 20, 2025 and was in default. The GS Capital Note shall bore interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $450 per share, provided that the fixed price will be reduced to $150 per share in the event that the market price of the Common Stock trades below $450 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price was equal to the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The September 20, 2024 GS Capital Note was fully repaid in August 2025 along with accrued interest of $2,416.

February 7, 2025 Securities Purchase Agreement

On February 7, 2025, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $43,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $3,000 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was October 7, 2025. The GS Capital Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $225 per share, provided that the fixed price will be reduced to $150 per share in the event that the market price of the Common Stock traded below $200 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price was equal to the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The February 7, 2025 GS Capital Note along with accrued interest was fully converted in October 2025.

March 11, 2025 Securities Purchase Agreement

On March 11, 2025, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $33,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $3,000 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was November 11, 2025. The GS Capital Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $150 per share, provided that the fixed price will be reduced to $75 per share in the event that the market price of the Common Stock trades below $125 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price was equal to the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. The March 11, 2025 GS Capital Note along with accrued interest was fully converted in December 2025.

April 15, 2025 Securities Purchase Agreement

On April 15, 2025, the Company entered into a securities purchase agreement with GS Capital Partners, LLC, pursuant to which GS Capital purchased a convertible redeemable note from the Company in the aggregate principal amount of $55,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of GS Capital. The GS Capital Note contained a $5,000 original issue discount. The Company used the net proceeds from the GS Capital Note for general working capital purposes.

The maturity date of the GS Capital Note was December 15, 2025 and was currently in default. The GS Capital Note bore interest at a rate of 8% per annum, which interest may be paid by the Company to GS Capital in shares of common stock but shall not be payable until the GS Capital Note becomes payable, whether at the Maturity Date or upon acceleration or by prepayment. The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note was equal to $125 per share, provided that the fixed price will be reduced to $62.50 per share in the event that the market price of the Common Stock trades below $100 per share for five consecutive trading days. In the event of a default under the note and unless the fixed price was lower, such conversion price was equal to the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price was subject to re-adjustment every thirty calendar days during the period in which the Company remained in default. On April 14, 2026, the Company entered into a promissory note extension agreement with GS Capital whereby the lender agreed to extend the maturity date of this note from December 15, 2025 to July 15, 2026. The April 15, 2025 GS Capital Note along with accrued interest was fully converted in June 2026.

The following terms shall apply to all of the above GS Capital notes:

Pursuant to the above GS Capital notes, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the Investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note) and adjustments for mergers, consolidations, reorganizations and similar events set forth in the Note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the Note, the Company is required to maintain an initial reserve of at least 400% of the number of Conversion Shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the Note.

Additionally, the conversion prices of the above GS Capital notes will be adjusted in favor of the note holder if the Company issues securities with more favorable conversion terms. The effective conversion price of the outstanding GS Capital notes are 60% (representing a 40% discount) of the market price, which means the lowest closing bid prices of the Common Stock for the ten trading days immediately prior to the delivery of a notice of conversion.

The above GS Capital notes were bifurcated from the embedded conversion option which was recorded as derivative liabilities at fair value (see Note 12).

During the first 60 to 180 days following the date of the above GS Capital notes, the Company had the right to prepay the principal and accrued but unpaid interest due under all of the above notes issued to GS Capital, together with any other amounts that the Company may owe GS Capital under the terms of the notes, at a premium ranging from 110% to 125% of the principal amount and interest of such note. After this initial 180-day period, the Company does not have a right to prepay such notes.

Upon the occurrence and during the continuation of certain events of default, interest accrued at a default interest rate of 24% per annum or, if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. In the event that the Company failed to deliver to GS Capital shares of common stock issuable upon conversion of principal or interest under all of the above GS Capital notes, the penalty becomes $250 per day for each day that the shares were not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty increases to $500 per day beginning on the 10th day. In the event that the Company loses the bid price of its common stock on OTC markets, such GS Capital note does not incur penalty and instead the outstanding principal amount increases by 20%.

The total principal outstanding and accrued interest under all of the above GS Capital notes were $252,650 and $23,676, respectively, as of June 30, 2025, following conversion of $54,850 of the principal balance and $4,365 accrued interest during the year ended June 30, 2025. During the year ended June 30, 2025, an aggregate total of $252,650 of the above GS Capital notes were bifurcated with the embedded conversion option which were recorded as derivative liabilities at fair value (see Note 12).

The total principal outstanding and accrued interest under all of the above GS Capital notes were both $0, as of June 30, 2026, following conversion of $186,650 of the principal balance, $18,580 accrued interest and $2,812 conversion fees during the year ended June 30, 2026. Additionally, the Company repaid total principal balance of $66,000 and accrued interest of $5,164 in August 2025.

104 LLC Securities Purchase Agreement

March 5, 2024 Securities Purchase Agreement

Effective March 5, 2024, the Company entered into and closed a securities purchase agreement with 104 LLC (“104”), pursuant to which 104 agreed to purchase a convertible promissory note from the Company in the aggregate principal amount of $50,000, for a purchase price of $46,875, after an original issue discount of $3,125. The Company paid legal and financing costs of $7,500. The Company used the net proceeds therefrom for general working capital purposes. The maturity date of the note was March 1, 2025 and was in default. The note bore interest at a rate of eight percent (8%) per annum, which may be increased to sixteen percent (16%) in the event of a default. The March 5, 2024 104 note along with accrued interest was fully converted in August 2025.

June 20, 2024 Securities Purchase Agreement

Effective June 20, 2024, Company entered into and closed a securities purchase agreement with 104 LLC, pursuant to which 104 agreed to purchase a convertible promissory note from the Company in the aggregate principal amount of $33,750, for a purchase price of $30,375, after an original issue discount of $3,375. The Company paid legal and financing costs of $5,200. The Company used the net proceeds therefrom for general working capital purposes. The maturity date of the note was June 20, 2025 and was in default. The note bore interest at a rate of eight percent (8%) per annum, which may be increased to sixteen percent (16%) in the event of a default. The June 20, 2024 104 note along with accrued interest was fully converted in August 2025.

The principal and interest on the notes were convertible into shares of common stock of the Company at the option of 104 at any time following the issuance date of the notes (the “Conversion Shares”) at a price per share equal to 65% of the lowest closing trade price of the common stock during the ten (10) trading days prior to conversion (representing a discount of 35%). Notwithstanding the foregoing, such conversions were subject to a 4.99% beneficial ownership limitation and adjustments for mergers, consolidations, reorganizations and similar events set forth in the notes, other than a transfer or sale of all or substantially all Company assets. Pursuant to the notes, the Company was required to maintain an initial reserve of at least 500% of the number of conversion shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the notes. The above 104 notes were treated as stock settled debt under ASC 480 and accordingly the Company recorded a total of $45,096 as a put premium during fiscal year 2024.

During the first 60 days following the date of the notes, the Company had the right to prepay the principal and accrued but unpaid interest due under the notes, at a one hundred ten percent (110%) premium of the face amount plus accrued and unpaid interest, which increases to (i) one hundred fifteen percent (115%) if prepaid after 60 days, but less than 91 days from the issuance date, (ii) one hundred twenty percent (120%) if prepaid after 90 days, but less than 121 days from the issuance date, (iii) one hundred twenty five percent (125%) if prepaid after 120 days, but less than 181 days from the issuance date. After this initial 180-day period, the Company does not have a right to prepay the notes.

The 104 notes contained certain events of default, including failure to pay principal and interest when due, failure to timely issue the conversion shares, failure to maintain the listing of the common stock on at least one of the OTC markets (which specifically includes the quotation platforms maintained by the OTC Markets Group) or an equivalent replacement exchange, failure to comply with its reporting requirements with the U.S. Securities and Exchange Commission, a breach of certain covenants in the purchase agreement, default by the Company under any other note issued to the investor, as well as certain customary events of default set forth in the notes, including, among others, breach of covenants, representations or warranties, insolvency, bankruptcy, and liquidation. Upon an event of default, the notes became immediately due and payable by the Company. Upon the occurrence of any event of defaults, these notes were immediately due and payable in an amount equal to 150% default percentage multiplied by the sum of the outstanding principal balances plus accrued interest and default interest.

The Company recorded a total default penalty of $41,563 as additional principal as of June 30, 2025. The total principal amount outstanding and accrued interest under all of the above 104 notes was $124,688 including the default penalty and accrued interest of $9,093 as of June 30, 2025, following conversion of $625 of the principal balance and $4,000 accrued interest during fiscal year 2025.

The total principal amount outstanding and accrued interest under all of the above 104 notes was $0 as of June 30, 2026, following conversion of $124,688 of the principal balance and $8,819 accrued interest in August 2025. Accordingly, $44,760 of the put premium was released to additional paid in capital in respect to the 104 notes following the conversion of the principal balance.

Geebis Consulting Purchase Agreement

December 13, 2024 Securities Purchase Agreement

On December 13, 2024, the Company entered into a securities purchase agreement with Geebis Consulting, LLC (“Geebis”), pursuant to which Geebis purchased a convertible redeemable note from the Company in the aggregate principal amount of $22,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of Geebis. The Geebis note contained a $2,000 original issue discount. The Company used the net proceeds from the Geebis note for general working capital purposes.

The maturity date of the Geebis note was June 15, 2025 and was in default. The Geebis note bore interest at a rate of 8% per annum, which interest may be paid by the Company to Geebis in shares of common stock but shall not be payable until the Geebis note became payable, whether at the Maturity Date or upon acceleration or by prepayment. The Geebis note was exchangeable for an equal aggregate principal amount of note of different authorized denominations, as requested by Geebis surrendering the same. The initial conversion price for the Geebis note was equal to $450 per share, provided that the fixed price will be reduced to $150 per share in the event that the market price of the common stock trades below $450 per share for five consecutive trading days. In the event of default, the conversion price shall be equal to the lowest trading price of the common stock on which the Company’s shares were then traded or any exchange upon which the common stock may be traded in the future.

June 12, 2025 Securities Purchase Agreement

On June 12, 2025, the Company entered into a securities purchase agreement with Geebis, pursuant to which Geebis purchased a convertible redeemable note from the Company in the aggregate principal amount of $25,000, such principal and the interest thereon were convertible into shares of the Company’s common stock at the option of Geebis. The Geebis note contained a $2,500 original issue discount. The Company used the net proceeds from the Geebis note for general working capital purposes. The initial conversion price for this note was equal to $125 per share, provided that the fixed price will be reduced to $100 per share in the event that the market price of the common stock trades below $75 per share for five consecutive trading days. In the event of default, the conversion price shall be equal to 65% of the lowest ten trading price of the common stock on which the Company’s shares are then traded or any exchange upon which the common stock may be traded in the future.

The following terms shall apply to all of the above Geebis notes:

Notwithstanding the foregoing, such conversions were subject to a 4.99% beneficial ownership limitation and adjustments for mergers, consolidations, reorganizations and similar events set forth in the note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the note, the Company was required to maintain an initial reserve of at least 500% of the number of conversion shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the note.Additionally, the conversion price of the Geebis note will be adjusted in favor of the note holder if the Company issues securities with more favorable conversion terms. The effective conversion price of the outstanding Geebis note was 60% (representing a 40% discount) of the market price, which was the lowest closing bid prices of the common stock for the ten trading days immediately prior to the delivery of a notice of conversion. The above Geebis notes were bifurcated from the embedded conversion option which were recorded as derivative liabilities at fair value (see Note 12).

During the first 60 to 180 days following the date of the above Geebis notes, the Company had the right to prepay the principal and accrued but unpaid interest due under all of the above notes issued to Geebis, together with any other amounts that the Company may owe Geebis under the terms of the note, at a premium ranging from 110% to 125% of the principal amount and interest of such note. After this initial 180-day period, the Company does not have a right to prepay such notes.

Upon the occurrence and during the continuation of certain events of default, interest accrued at a default interest rate of 24% per annum or, if such rate was usurious or not permitted by current law, then at the highest rate of interest permitted by law. In the event that the Company failed to deliver to Geebis shares of common stock issuable upon conversion of principal or interest under all of the above Geebis note, the penalty became $250 per day for each day that the shares were not issued beginning on the 4th day after the conversion notice was delivered to the Company. This penalty increased to $500 per day beginning on the 10th day. In the event that the Company loss the bid price of its common stock on OTC markets, such Geebis notes do not incur penalty and instead the outstanding principal amount increases by 20%.

In February 2025, the Company repaid $8,000 of the principal amount. The total principal outstanding and accrued interest under all of the above Geebis notes were $39,000 and $821, respectively, as of June 30, 2025. As of June 30, 2025, an aggregate total of $39,000 of the above Geebis note was bifurcated with the embedded conversion option which was recorded as derivative liabilities at fair value as of June 30, 2025 (see Note 12).

In August 2025, the Company repaid $25,000 of the principal amount and accrued interest of $2,916. Additionally, the Company fully converted $14,000 of the principal balance and $1,423 accrued interest in August 2025. Consequently, the total principal outstanding and accrued interest under all of the above Geebis notes were $0 as of June 30, 2026.

As a result of the above debt extinguishments, the Company recorded a net gain on debt extinguishment of $133,071 for the year ended June 30, 2026.

Amortization of debt discounts

The Company recorded $12,350 and $244,000 of debt discounts related to the above note issuances during the years ended June 30, 2026 and 2025, respectively. The Company recorded $37,450 and $0 of put premiums related to the above note issuances during the years ended June 30, 2026 and 2025, respectively. The debt discounts are being amortized over the term of the debt and the put premiums are expensed on issuance of the debt with the liability released to additional paid in capital on conversion of the principal.

Amortization of all debt discounts for the years ended June 30, 2026 and 2025 was $210,076 and $303,563, respectively.

The Company reclassified $114,399 and $10,229 in put premiums to additional paid in capital following conversions during the years ended June 30, 2026 and 2025, respectively. Additionally, $37,450 of the put premium was recorded into gain on extinguishment of debt during the year ended June 30, 2026 following repayment of the principal balance.